Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

June 30, 2021

FBF-Y40-QTLY-0821
1.9892475.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,823,656	$131,423,624
Fidelity Series Commodity Strategy Fund (a)	6,059,808	33,753,131
Fidelity Series Large Cap Growth Index Fund (a)	4,763,916	83,797,276
Fidelity Series Large Cap Stock Fund (a)	4,685,106	92,765,100
Fidelity Series Large Cap Value Index Fund (a)	11,449,446	176,893,940
Fidelity Series Small Cap Opportunities Fund (a)	2,425,727	44,196,747
Fidelity Series Value Discovery Fund (a)	3,894,138	65,499,409
TOTAL DOMESTIC EQUITY FUNDS
(Cost $484,700,438)		628,329,227

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	2,259,861	31,683,257
Fidelity Series Emerging Markets Fund (a)	1,484,837	18,115,017
Fidelity Series Emerging Markets Opportunities Fund (a)	6,060,347	162,780,915
Fidelity Series International Growth Fund (a)	3,779,181	73,920,777
Fidelity Series International Index Fund (a)	2,515,873	30,945,234
Fidelity Series International Small Cap Fund (a)	1,163,209	25,904,657
Fidelity Series International Value Fund (a)	6,592,451	73,637,679
Fidelity Series Overseas Fund (a)	5,413,400	73,784,641
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $384,886,208)		490,772,177

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	11,928	133,002
Fidelity Series Emerging Markets Debt Fund (a)	714,898	6,662,849
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	212,140	2,199,895
Fidelity Series Floating Rate High Income Fund (a)	144,498	1,336,608
Fidelity Series Government Bond Index Fund (a)	15,622	165,906
Fidelity Series High Income Fund (a)	800,314	7,675,016
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,210,947	24,276,195
Fidelity Series Investment Grade Bond Fund (a)	15,562	182,391
Fidelity Series Investment Grade Securitized Fund (a)	12,169	125,951
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,372,964	36,601,707
Fidelity Series Real Estate Income Fund (a)	398,298	4,628,227
TOTAL BOND FUNDS
(Cost $83,549,636)		83,987,747

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	255	255
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,775,019	1,775,019
Fidelity Series Short-Term Credit Fund (a)	112,492	1,142,921
Fidelity Series Treasury Bill Index Fund (a)	375,058	3,750,581
TOTAL SHORT-TERM FUNDS
(Cost $6,647,688)		6,668,776
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $959,783,970)		1,209,757,927
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,720)
NET ASSETS - 100%		$1,209,745,207

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,255	$100,000	$--	$--	$255	0.0%
Total	$--	$100,255	$100,000	$--	$--	$255

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$115,064,605	$14,546,550	$11,089,902	$--	$479,973	$12,422,398	$131,423,624
Fidelity Series Canada Fund	25,304,685	4,178,123	321,649	--	3,016	2,519,082	31,683,257
Fidelity Series Commodity Strategy Fund	29,033,424	2,989,841	2,243,928	--	222,775	3,751,019	33,753,131
Fidelity Series Corporate Bond Fund	114,625	15,597	632	800	2	3,410	133,002
Fidelity Series Emerging Markets Debt Fund	5,721,650	852,053	66,934	68,150	387	155,693	6,662,849
Fidelity Series Emerging Markets Debt Local Currency Fund	1,912,521	245,562	25,014	--	(234)	67,060	2,199,895
Fidelity Series Emerging Markets Fund	16,638,463	2,090,114	1,352,629	--	(12,304)	751,373	18,115,017
Fidelity Series Emerging Markets Opportunities Fund	149,580,233	18,851,532	12,722,681	--	(168,825)	7,240,656	162,780,915
Fidelity Series Floating Rate High Income Fund	1,152,680	184,928	8,815	12,391	28	7,787	1,336,608
Fidelity Series Government Bond Index Fund	140,347	24,044	632	393	(5)	2,152	165,906
Fidelity Series Government Money Market Fund 0.08%	2,710,652	261,445	1,197,078	376	--	--	1,775,019
Fidelity Series High Income Fund	6,639,688	957,163	84,838	86,555	922	162,081	7,675,016
Fidelity Series Inflation-Protected Bond Index Fund	20,897,886	3,049,333	154,150	--	90	483,036	24,276,195
Fidelity Series International Growth Fund	62,345,828	8,929,982	3,071,770	--	211,482	5,505,255	73,920,777
Fidelity Series International Index Fund	25,982,313	4,031,881	435,485	--	13,979	1,352,546	30,945,234
Fidelity Series International Small Cap Fund	22,289,484	2,475,692	528,722	--	(3,277)	1,671,480	25,904,657
Fidelity Series International Value Fund	62,209,570	10,934,081	1,200,499	--	15,248	1,679,279	73,637,679
Fidelity Series Investment Grade Bond Fund	157,899	25,003	3,303	866	(84)	2,876	182,391
Fidelity Series Investment Grade Securitized Fund	109,909	16,136	632	59	(1)	539	125,951
Fidelity Series Large Cap Growth Index Fund	72,637,944	8,786,774	6,333,116	351,122	247,234	8,458,440	83,797,276
Fidelity Series Large Cap Stock Fund	79,346,798	10,168,415	2,598,299	--	41,476	5,806,710	92,765,100
Fidelity Series Large Cap Value Index Fund	151,569,490	19,649,101	2,183,014	--	1,571	7,856,792	176,893,940
Fidelity Series Long-Term Treasury Bond Index Fund	28,625,097	6,834,407	830,385	191,859	(128,684)	2,101,272	36,601,707
Fidelity Series Overseas Fund	62,336,403	9,330,794	2,964,457	--	63,447	5,018,454	73,784,641
Fidelity Series Real Estate Income Fund	3,977,790	478,138	42,504	6,363	807	213,996	4,628,227
Fidelity Series Short-Term Credit Fund	1,337,314	201,007	394,517	4,656	(297)	(586)	1,142,921
Fidelity Series Small Cap Opportunities Fund	38,321,805	5,830,556	1,033,081	--	20,255	1,057,212	44,196,747
Fidelity Series Treasury Bill Index Fund	4,307,063	699,174	1,255,656	663	(981)	981	3,750,581
Fidelity Series Value Discovery Fund	56,003,861	8,569,564	2,232,923	--	30,160	3,128,747	65,499,409
	$1,046,470,027	$145,206,990	$54,377,245	$724,253	$1,038,160	$71,419,740	$1,209,757,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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